Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000153533
Shareholder Report [Line Items]
Fund Name	DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Fund
Class Name	Class A
Trading Symbol	DCUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI® U.S. Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.97%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[1]
AssetsNet	$ 686,630,346
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,500,631
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	686,630,346
Number of Portfolio Holdings	75
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	1,500,631

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	23%
Information Technology	18%
Financials	14%
Consumer Staples	11%
Industrials	9%
Communication Services	8%
Consumer Discretionary	7%
Energy	6%
Materials	2%
Utilities	1%

Ten Largest Equity Holdings

Table Summary
Holdings	32.3% of Net Assets
Cognizant Technology Solutions Corp.	4.2%
Kraft Heinz Co.	3.8%
Bristol-Myers Squibb Co.	3.6%
Devon Energy Corp.	3.3%
Fox Corp.	3.2%
Alphabet, Inc.	3.1%
Pfizer, Inc.	3.1%
Merck & Co., Inc.	3.1%
ONEOK, Inc.	2.5%
Synchrony Financial	2.4%

C000153534
Shareholder Report [Line Items]
Fund Name	DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Fund
Class Name	Class C
Trading Symbol	DCUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI® U.S. Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.90%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.81%	[2]
AssetsNet	$ 686,630,346
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,500,631
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	686,630,346
Number of Portfolio Holdings	75
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	1,500,631

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	23%
Information Technology	18%
Financials	14%
Consumer Staples	11%
Industrials	9%
Communication Services	8%
Consumer Discretionary	7%
Energy	6%
Materials	2%
Utilities	1%

Ten Largest Equity Holdings

Table Summary
Holdings	32.3% of Net Assets
Cognizant Technology Solutions Corp.	4.2%
Kraft Heinz Co.	3.8%
Bristol-Myers Squibb Co.	3.6%
Devon Energy Corp.	3.3%
Fox Corp.	3.2%
Alphabet, Inc.	3.1%
Pfizer, Inc.	3.1%
Merck & Co., Inc.	3.1%
ONEOK, Inc.	2.5%
Synchrony Financial	2.4%

C000153537
Shareholder Report [Line Items]
Fund Name	DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Fund
Class Name	Class S
Trading Symbol	DCUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI® U.S. Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$34	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[3]
AssetsNet	$ 686,630,346
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,500,631
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	686,630,346
Number of Portfolio Holdings	75
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	1,500,631

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	23%
Information Technology	18%
Financials	14%
Consumer Staples	11%
Industrials	9%
Communication Services	8%
Consumer Discretionary	7%
Energy	6%
Materials	2%
Utilities	1%

Ten Largest Equity Holdings

Table Summary
Holdings	32.3% of Net Assets
Cognizant Technology Solutions Corp.	4.2%
Kraft Heinz Co.	3.8%
Bristol-Myers Squibb Co.	3.6%
Devon Energy Corp.	3.3%
Fox Corp.	3.2%
Alphabet, Inc.	3.1%
Pfizer, Inc.	3.1%
Merck & Co., Inc.	3.1%
ONEOK, Inc.	2.5%
Synchrony Financial	2.4%

C000153535
Shareholder Report [Line Items]
Fund Name	DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Fund
Class Name	Institutional Class
Trading Symbol	DCUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI® U.S. Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[4]
AssetsNet	$ 686,630,346
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,500,631
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	686,630,346
Number of Portfolio Holdings	75
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	1,500,631

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	23%
Information Technology	18%
Financials	14%
Consumer Staples	11%
Industrials	9%
Communication Services	8%
Consumer Discretionary	7%
Energy	6%
Materials	2%
Utilities	1%

Ten Largest Equity Holdings

Table Summary
Holdings	32.3% of Net Assets
Cognizant Technology Solutions Corp.	4.2%
Kraft Heinz Co.	3.8%
Bristol-Myers Squibb Co.	3.6%
Devon Energy Corp.	3.3%
Fox Corp.	3.2%
Alphabet, Inc.	3.1%
Pfizer, Inc.	3.1%
Merck & Co., Inc.	3.1%
ONEOK, Inc.	2.5%
Synchrony Financial	2.4%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.